Significant Accounting Policies - Schedule of Crypto Currencies (Details) - USD ($)		12 Months Ended
		Dec. 31, 2023		Dec. 31, 2022
BNB [Member]
Schedule of Crypto Currencies [Line Items]
Crypto currencies, Balance		$ 144,423
Additions of crypto currencies
Realized gain on sale of crypto currencies		89,649
Impairment of crypto currencies
Sale of crypto currencies		(229,000)
Crypto currencies, Balance		5,072	[1]	$ 144,423
BNB and WBNB [Member]
Schedule of Crypto Currencies [Line Items]
Crypto currencies, Balance		$ 144,423	[1]
Additions of crypto currencies	[2]			438,042
Realized gain on sale of crypto currencies
Impairment of crypto currencies				(293,619)
Sale of crypto currencies
Crypto currencies, Balance	[1]			$ 144,423

[1]	The balance was included in the line item “other assets” in the consolidated balance sheets as of December 31, 2024 and 2023.
[2]	Binance Coin (“BNB”) and Wrapped BNB (“WBNB”) obtained from the sales of NFTs. The Group collected in an aggregate of approximately US$438,000 at the spot token price upon the completion of the sale of NFTs. As of December 31, 2022, the Group recorded an impairment charge of approximately US$294,000.